Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,002,947	€ 961,863
Increase (decrease) in portfolio size	41,100
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	795,507	750,822
Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	187,976	191,623
Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,469	6,114
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 12,995	€ 13,303
Netherlands
Disclosure of credit risk exposure [line items]
Overall portfolio percent	21.50%	21.90%
Outstanding amount in portfolio	€ 215,720	€ 210,913
Increase (decrease) in portfolio size	€ 4,800
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	62.00%	58.30%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 171,615	€ 170,093
Netherlands | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,889	37,689
Netherlands | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,528	1,579
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,689	€ 1,552
Netherlands | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.50%	98.50%
Belgium
Disclosure of credit risk exposure [line items]
Overall portfolio percent	12.40%	12.70%
Outstanding amount in portfolio	€ 124,841	€ 122,091
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	37.70%	37.40%
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 74,908	€ 74,882
Belgium | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,899	43,059
Belgium | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	928	1,078
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 3,107	€ 3,071
Belgium | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.80%	96.60%
Germany
Disclosure of credit risk exposure [line items]
Overall portfolio percent	16.60%	16.20%
Outstanding amount in portfolio	€ 166,672	€ 156,071
Increase (decrease) in portfolio size	€ 10,600
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	68.50%	68.80%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 148,033	€ 136,096
Increase (decrease) in portfolio size	11,900
Germany | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,505	18,238
Increase (decrease) in portfolio size	(1,700)
Germany | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	680	305
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,454	€ 1,432
Germany | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.70%	98.90%
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 57,966	€ 52,136
Increase (decrease) in portfolio size	5,800
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,249	36,029
Increase (decrease) in portfolio size	5,200
Poland | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,477	13,948
Poland | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	694	701
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,546	1,458
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,620	40,533
Increase (decrease) in portfolio size	6,100
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,114	32,741
Increase (decrease) in portfolio size	8,400
Spain | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,771	7,126
Increase (decrease) in portfolio size	(2,400)
Spain | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	265	234
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	470	432
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,805	28,613
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,930	23,844
United Kingdom | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,664	4,388
United Kingdom | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30	59
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	181	322
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	33,431	31,314
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,551	27,235
Luxembourg | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,586	3,858
Luxembourg | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53	56
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	242	166
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,207	27,476
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,917	21,886
Increase (decrease) in portfolio size	3,000
France | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,048	5,229
France | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	134	54
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	108	307
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,919	96,076
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,116	67,110
Rest of Europe | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,521	25,679
Rest of Europe | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,486	1,369
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,795	€ 1,918
America
Disclosure of credit risk exposure [line items]
Overall portfolio percent	8.60%	9.30%
Outstanding amount in portfolio	€ 85,775	€ 89,037
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,271	72,686
America | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,841	14,763
Increase (decrease) in portfolio size	(1,900)
America | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	406	443
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,257	1,145
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,198	47,815
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,214	41,203
Asia | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,430	5,859
Asia | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66	30
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 488	€ 723
Australia
Disclosure of credit risk exposure [line items]
Overall portfolio percent	6.00%	6.00%
Outstanding amount in portfolio	€ 60,613	€ 57,618
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	68.10%	66.10%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 50,441	€ 46,959
Australia | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,527	9,889
Australia | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	162	203
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	483	568
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,181	2,170
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147	59
Africa | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,821	1,898
Africa | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39	4
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 175	€ 210
Europe
Disclosure of credit risk exposure [line items]
Overall portfolio percent	80.10%	79.60%
Italy
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 25,200
Romania
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,000
Switzerland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,900
Türkiye
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,700
Ireland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,200
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	408,482	€ 379,827
Increase (decrease) in portfolio size	28,700
Private Individuals | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	133,644	122,914
Private Individuals | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,047	45,611
Private Individuals | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	114,235	107,415
Private Individuals | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,871	16,525
Private Individuals | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,412	27,083
Private Individuals | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	117	122
Private Individuals | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,734	3,058
Private Individuals | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,038	2,260
Private Individuals | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,761	16,391
Private Individuals | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	183	198
Private Individuals | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128	129
Private Individuals | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,294	38,106
Private Individuals | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20	16
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	55,983	77,919
Increase (decrease) in portfolio size	(21,900)
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,742	22,529
Increase (decrease) in portfolio size	(13,800)
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,621	10,196
Increase (decrease) in portfolio size	(3,600)
Central Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,938	13,966
Central Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,499	1,729
Central Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	577	510
Central Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,791	1,935
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,088	5,737
Central Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,912	10,913
Central Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,426	9,525
Increase (decrease) in portfolio size	(3,100)
Central Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,388	879
Central Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,985	41,899
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,220	2,197
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,257	1,531
Natural Resources | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	869	881
Natural Resources | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	909	778
Natural Resources | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	156	152
Natural Resources | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,848	3,021
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,254	2,503
Natural Resources | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	261	405
Natural Resources | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,730	11,212
Natural Resources | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,974	8,475
Natural Resources | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,830	8,989
Natural Resources | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,396	1,593
Natural Resources | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	281	159
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,689	53,381
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,212	16,749
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,082	13,387
Real Estate | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,184	1,218
Real Estate | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,356	2,085
Real Estate | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,749	1,595
Real Estate | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	679	552
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,257	3,446
Real Estate | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,055	2,713
Real Estate | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,805	3,707
Real Estate | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,591	3,220
Real Estate | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,409	1,066
Real Estate | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,309	3,642
Real Estate | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,501	51,240
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,482	1,285
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	504	314
Commercial Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,605	4,129
Commercial Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	493	695
Commercial Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	754	376
Commercial Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,917	4,733
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,808	5,268
Commercial Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,228	5,074
Commercial Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,205	7,779
Commercial Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,182	10,700
Commercial Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,762	9,394
Commercial Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	398	1,336
Commercial Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	164	157
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,271	66,719
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,577	2,872
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,536	1,766
Non-Bank Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,717	5,147
Non-Bank Financial Institutions | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,295	2,874
Non-Bank Financial Institutions | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	880	249
Non-Bank Financial Institutions | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,040	8,479
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,819	6,031
Non-Bank Financial Institutions | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,255	5,932
Non-Bank Financial Institutions | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,738	5,174
Non-Bank Financial Institutions | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,294	23,367
Non-Bank Financial Institutions | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,451	3,518
Non-Bank Financial Institutions | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,659	1,255
Non-Bank Financial Institutions | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10	55
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	69,880	56,497
Increase (decrease) in portfolio size	13,400
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,297	1,416
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,525	11,009
Central Governments | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	374	51
Central Governments | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,768	9,435
Central Governments | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,692	5,308
Central Governments | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31	48
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	186	82
Central Governments | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,485	3,202
Central Governments | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,463	9,203
Central Governments | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,146	15,377
Central Governments | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	935	288
Central Governments | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	400	488
Central Governments | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	580	589
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,934	33,536
Transportation & Logistics | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,652	4,290
Transportation & Logistics | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,132	2,076
Transportation & Logistics | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,239	1,426
Transportation & Logistics | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,759	1,623
Transportation & Logistics | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	698	679
Transportation & Logistics | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,384	2,262
Transportation & Logistics | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	967	828
Transportation & Logistics | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	839	765
Transportation & Logistics | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,048	7,407
Transportation & Logistics | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,665	3,983
Transportation & Logistics | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,196	6,912
Transportation & Logistics | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	663	504
Transportation & Logistics | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	692	781
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,809	27,713
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,678	1,805
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,868	1,843
Utilities | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,890	3,920
Utilities | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,127	814
Utilities | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,932	1,971
Utilities | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,184	2,826
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	539	395
Utilities | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	593	712
Utilities | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,291	3,951
Utilities | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,144	5,886
Utilities | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,376	1,187
Utilities | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,067	2,253
Utilities | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	121	152
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,096	24,246
Food, Beverages & Personal Care | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,415	7,377
Food, Beverages & Personal Care | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,675	3,690
Food, Beverages & Personal Care | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	604	695
Food, Beverages & Personal Care | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,425	2,215
Food, Beverages & Personal Care | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	340	351
Food, Beverages & Personal Care | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	261	328
Food, Beverages & Personal Care | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,472	1,393
Food, Beverages & Personal Care | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	801	1,102
Food, Beverages & Personal Care | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,998	3,008
Food, Beverages & Personal Care | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,358	2,498
Food, Beverages & Personal Care | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,269	1,168
Food, Beverages & Personal Care | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	406
Food, Beverages & Personal Care | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	14
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,265	22,312
Services | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,322	4,919
Services | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,420	8,431
Services | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,906	1,852
Services | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,639	1,538
Services | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	127	122
Services | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,123	869
Services | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	306	540
Services | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	394	310
Services | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,464	1,271
Services | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,106	1,265
Services | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	873	516
Services | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	585	680
Services | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,890	19,324
General Industries | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,118	4,568
General Industries | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,232	2,690
General Industries | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,304	1,059
General Industries | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,957	2,824
General Industries | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	208	219
General Industries | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	262	301
General Industries | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	539
General Industries | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	550	484
General Industries | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,399	3,862
General Industries | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,575	2,039
General Industries | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,461	708
General Industries | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	322	23
General Industries | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25	8
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,433	26,557
Lower Public Administration | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,236	782
Lower Public Administration | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,362	6,824
Lower Public Administration | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,121	7,435
Lower Public Administration | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	815	608
Lower Public Administration | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	682	557
Lower Public Administration | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	235	246
Lower Public Administration | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,432	3,091
Lower Public Administration | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	520	476
Lower Public Administration | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,462	1,554
Lower Public Administration | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38	44
Lower Public Administration | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,528	4,941
Lower Public Administration | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	87,730	80,691
Other | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,125	17,208
Other | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,579	12,722
Other | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,685	6,876
Other | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,053	8,394
Other | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,413	1,361
Other | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,169	3,137
Other | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,290	1,248
Other | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,277	1,426
Other | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,584	11,722
Other | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,097	10,475
Other | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,044	4,372
Other | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,127	1,513
Other | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 287	€ 238